INVESTMENTS IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Equity Method Investment [Roll Forward]
Balance as of December 31, 2023	$ 58,536
Distributions received from associated companies	(978)	$ (16,868)
Share of income/ (loss)	(4,976)
Balance as of June 30, 2024	$ 52,582
TFG Marine Pte Ltd ("TFG Marine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	10.00%		10.00%
SwissMarine Pte. Ltd. ("SwissMarine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	15.92%		15.92%
Equity Method Investment [Roll Forward]
Balance as of December 31, 2023	$ 48,622
Distributions received from associated companies	0
Share of income/ (loss)	(4,025)
Balance as of June 30, 2024	$ 44,597
United Freight Carriers LLC ("UFC")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	50.00%		50.00%
Other
Equity Method Investment [Roll Forward]
Balance as of December 31, 2023	$ 9,914
Distributions received from associated companies	(978)
Share of income/ (loss)	(951)
Balance as of June 30, 2024	$ 7,985